Income (expense) from investments	12 Months Ended
Dec. 31, 2024
Income (expense) from investments
Income (expense) from investments

32 Income (expense) from investments

Share of profit (loss) of equity-accounted investments

More information is provided in note 16 – Investments.

Share of profit or loss of equity accounted investments by industry segment is disclosed in note 35 – Segment information and information by geographical area.

Other gain (loss) from investments

(€ million)	2024	2023	2022
Dividends	227	255	351
Net gain (loss) on disposals	562	430	483
Other net income (expense)	195	423	2,789
	984	1,108	3,623

Dividend income primarily related to Nigeria LNG Ltd for €166 million (€179 million in 2023 and €247 million in 2022) and to Saudi European Petrochemical Co 'IBN ZAHR' for €22 million (€55 million in 2023 and €77 million in 2022).

Gains on disposals for 2024 referred: (i) for €371 million to the sale of a 100% stake of the equity interest in Nigerian Agip Oil Co Ltd to Oando Plc; (ii) for €166 million to the sale of a 10% stake of the equity interest of Eni in Saipem SpA, which took place through an accelerated book-building process aimed at institutional investors and includes the effects recognized in other comprehensive income for €9 million.

Other net income for 2024 referred for €118 million to a capital gain given by the difference between the fair value of shares of Ithaca Energy Plc received in exchange of the Group oil&gas assets in UK which were contributed to the entity.

Gains on disposals for 2023 referred to the capital gain realized from the sale to Snam of the 49.9% stake of SeaCorridor Srl and other net income for 2023 referred to the capital gain from the fair value measurement of the retained share of the entity.

Gains on disposals for 2022 referred to the capital gains realized following the listing, through IPO on the Oslo Stock Exchange, of the investee Vår Energi ASA and subsequent sales made on the market.

Other net income for 2022 referred for €2,542 million to the capital gain from the fair value measurement of the business combination between Eni and bp with the establishment of the joint venture Azule Energy Holdings Ltd and includes realized exchange differences on translation of €764 million.